Contents of Significant Accounts - Non-Operating Income and Expenses (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 TWD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 TWD ($)	Dec. 31, 2023 TWD ($)
Disclosure of detailed information about financial instruments [line items]
Gain (Loss) on valuation of financial assets and liabilities at fair value through profit or loss	$ 707,129		$ (320,956)	$ (40,553)
Gain (Loss) on disposal of investments accounted for under the equity method	218,088		(2,093)	163,395
Others	(6)		20,345	100,254
Total other gains and losses	925,211	$ 29,492	(302,704)	223,096
Interest expenses, bonds payable	552,736		500,757	444,424
Interest expenses, bank loans	762,064		963,263	833,548
Interest expenses, lease liabilities	193,942		196,457	179,367
Interest expenses, others	20,321		18,225	16,390
Financial expenses	73,002		77,398	96,645
Total finance costs	$ 1,602,065	$ 51,070	$ 1,756,100	$ 1,570,374